Business Combinations	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Business Combinations
Note 2.	Business Combinations
Apax Funds Investment in Genius Sports
In connection with the Apax Funds Investment on September 7, 2018, the Company acquired all issued and outstanding equity interests in Genius Sports for total consideration transferred of $303.2 million. The business combination was accounted for using the acquisition method of accounting, and the Successor financial statements reflect a new basis of accounting that is based on the fair value of net assets acquired. The excess of the total purchase price over the fair value of the assets acquired and liabilities assumed is recorded as goodwill.

Consideration Transferred
The summary computation of consideration transferred is presented as follows (in thousands):

Consideration Transferred
Cash for outstanding Genius Sports equity shares	$264,471
Cash paid to retire Genius Sports’ debt	33,343
Transaction costs paid on behalf of Genius Sports	5,422

Total consideration transferred	$303,236

Cash consideration for 100% of the shares of Genius Sports amounted to $264.5 million. The aggregate consideration transferred included approximately $33.3 million related to the repayment of certain outstanding loans and notes of Genius Sports, and $5.4 million of sell-side transaction costs paid for by the Company on behalf of Genius Sports. These transaction costs incurred by Genius Sports are included in the Predecessor period within transaction expenses in the consolidated statements of operations.
Purchase Price Allocation
Fair values are based on management’s analysis including work performed by third party valuation specialists. The following table summarizes the fair value of assets acquired and liabilities assumed on the closing date, with the excess recorded as goodwill (in thousands):

Fair Value of Assets Acquired	As of September 7, 2018
Cash and cash equivalents	$3,407
Accounts receivables, net	12,610
Contract assets	2,925
Prepaid expenses	1,917
Other current assets	427
Property and equipment, net	3,034
Intangible assets, net	129,772
Goodwill	185,030
Deferred tax asset	116
Other assets	1,480

Total assets acquired	$340,718
Accounts payable	5,643
Accrued expenses	9,672
Deferred revenue	7,669
Other current liabilities	1,625
Long-term debt	202
Deferred tax liability	12,671

Total liabilities assumed	$37,482

Consideration transferred	$303,236

The following table sets forth the components of identifiable intangible assets acquired and their weighted average useful lives by major class of intangible assets as of the date of the acquisition (in thousands):

	Useful Lives	As of September 7, 2018
Data rights	10 years	$67,959
Technology	3 years	38,958
Marketing products	3 – 15 years	22,855

Total intangible assets subject to amortization		$129,772

Goodwill is primarily attributed to the assembled workforce of Genius Sports and the expected growth in new contracted customer contracts, data rights, and new technologies anticipated from the combined company. The goodwill acquired will not generate amortization deductions for income tax purposes.
The Company incurred transaction costs of $4.0 million in connection with the acquisition of Genius Sports, which were incurred in the period preceding and up to close of the transaction. These costs incurred by the Company are included in the opening accumulated deficit balance of the successor period as of September 8, 2018 within the consolidated statements of changes in temporary equity and shareholders’ deficit. No material transaction costs were incurred during the period from September 8, 2018 through December 31, 2018 (Successor).
Oppia Acquisition
On July 31, 2019, the Company acquired all outstanding equity interests in Oppia Performance BVBA (“Oppia”) for cash and contingent consideration of approximately $2.9 million. Oppia provides proprietary technology which delivers low cost automated streaming content. The Company included the financial results of Oppia in the consolidated financial statements from the date of the acquisition. The acquisition was not material to the Company’s consolidated financial statements. Also, transaction costs were not material to the Company’s consolidated financial statements. In allocating consideration transferred based on estimated fair values, the Company recorded $2.6 million of goodwill. The goodwill is not deductible for U.S. income tax purposes. In the year ended December 31, 2020 (Successor), the Company recorded $0.3 million income from gain on fair value remeasurement of contingent consideration.
Sportzcast Acquisition
On December 10, 2020, the Company acquired all outstanding equity interests in Sportzcast, Inc. (“Sportzcast”) for cash of approximately $4.4 million. Sportzcast focuses on providing devices and solutions to translate very low latency official sports data feeds directly from sporting arenas and stadiums into a standard data format. The Company included the financial results of Sportzcast in the consolidated financial statements from the date of the acquisition. The Company incurred transaction costs of $0.2 million in connection with the acquisition of Sportzcast which was recorded in transaction expenses in the consolidated statements of operations. In allocating consideration transferred based on estimated fair values, the Company recorded $1.8 million of newly acquired intangible assets including Technology and Marketing Products and $2.2 million of goodwill. The goodwill is not deductible for U.S. income tax purposes. The acquisition was not material to the Company’s consolidated financial statements.